Related party transactions	12 Months Ended
Mar. 31, 2019
Related party transactions [abstract]
Related party transactions
Related party transactions
Directors’ and executive committee members’ interest
The list of directors and executive committee members and their beneficial interests declared in the Company’s share capital at year-end held directly, indirectly and by associates were as follows:

	March 31, 2019			March 31, 2018
	Direct 000s	Indirect 000s	Associate 000s	Direct 000s	Indirect 000s	Associate 000s

Non-executive
R Bruyns	—	3,697	—	—	3,697	—
R Frew	—	63,848	70,261	—	63,848	70,261
A Welton	—	—	235	—	—	235
E Banda(1)	—	—	—	—	—	—
I Jacobs	241	14,296	—	241	14,296	—
F Roji-Maplanka(2)	—	—	—	—	—	—
F Futwa(3)	—	—	—	—	—	—

Executive
S Joselowitz	23,842	—	—	26,342	—	—
C Tasker	2,907	—	2,428	2,057	—	2,428
P Dell	1	—	—	1	—	—
G Pretorius	690	—	—	338	—	—
C Lewis	1,525	—	—	1,525	—	—
	29,206	81,841	72,924	30,504	81,841	72,924

(1)	Resigned from the Board with effect from July 4, 2018.

(2)	Appointed to the Board with effect from October 3, 2017.

(3)	Appointed to the Board with effect from July 4, 2018.

Interests in contracts
During the year under review, the following were disclosed as contractual arrangements that existed between the Group and parties outside of the Group, in which certain of the directors and executive committee members had interests:

Name of director	Related party	Nature of relationship with the Group

R Frew	TPF Investments Proprietary Limited	Lease agreement: Midrand office*
R Frew	Masalini Capital Proprietary Limited	Provides directors’ services
*During the year a small related party transaction was entered into with TPF. Refer to note 6 for further details.
A list of subsidiaries has been included in note 40.

Transactions with related parties and balances outstanding at year-end are as follows (excluding key management personnel emoluments):

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Sales of goods and services	—	—	22,263
– Imperial Group Limited*	—	—	22,263
Purchases of goods and services	7,384	8,277	11,206
– TPF Investments Proprietary Limited**	7,384	8,277	5,277
– Imperial Group Limited*	—	—	5,929

*	Related party until August 1, 2016. See “Fiscal 2017 specific share repurchase” in note 13 for additional information.

**	Previously known as Thynk Property Fund Proprietary Limited.

Refer to note 28 for key management personnel emoluments disclosure. Key management personnel include executive committee members.
The related parties included above are related to the Group due to certain shares in these entities being held by executive or non-executive directors of the Company or due to common directorships held.
There were no receivables from related parties at March 31, 2019, 2018 and 2017.

There were no payables to related parties at March 31, 2019, 2018 and 2017.